Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2023
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	98,458	88,989	6,369	193,816
Stocks	—	—	168,214	168,214
Derivative financial instruments	—	610,340	—	610,340
Other	334,071	161,981	—	496,052

Total	432,529	861,310	174,583	1,468,422

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,976,333	2,405,823	26,963	6,409,119
Stocks	3,214,720	—	199,060	3,413,780
Other	7,838	—	—	7,838

Total	7,198,891	2,405,823	226,023	9,830,736

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(456,257)	—	(456,257)

Total	—	(456,257)	—	(456,257)

	Yen in millions
	March 31, 2024
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	105,367	106,169	10,208	221,743
Stocks	—	—	212,393	212,393
Derivative financial instruments	—	552,921	—	552,921
Other . . . . . . . . . . . . . . . . . . . . . . . .	288,071	265,103	—	553,174

Total . . . . . . . . . . . . . . . . . . . .	393,438	924,193	222,601	1,540,232

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,245,238	4,013,583	20,962	8,279,783
Stocks	3,641,197	—	188,696	3,829,893
Other . . . . . . . . . . . . . . . . . . . . . . . .	11,537	—	—	11,537

Total . . . . . . . . . . . . . . . . . . . .	7,897,972	4,013,583	209,658	12,121,213

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(432,189)	—	(432,189)

Total . . . . . . . . . . . . . . . . . . . .	—	(432,189)	—	(432,189)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2023 and 2024:

	Yen in millions
	For the year ended March 31, 2023
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	21,852	319,294	—	341,146
Total gains (losses)
Net income (loss)	(71)	9,551	—	9,481
Other comprehensive income (loss)	—	(10,881)	—	(10,881)
Purchases and issuances	—	15,999	—	15,999
Sales and settlements	(3,716)	(14,055)	—	(17,771)
Transfer to (from) Level 3	5,471	(1,639)	—	3,832
Others	9,795	49,004	—	58,800

Balance at end of year	33,332	367,274	—	400,606

Unrealized gains or losses included in profit or loss on assets held at March 31	(63)	9,551	—	9,489

Total	(63)	9,551	—	9,489

	Yen in millions
	For the year ended March 31, 2024
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	33,332	367,274	—	400,606
Total gains (losses)
Net income (loss)	28	22,254	—	22,282
Other comprehensive income (loss)	—	(6,803)	—	(6,803)
Purchases and issuances	4,910	27,768	—	32,678
Sales and settlements	(6,155)	(971)	—	(7,126)
Transfer to (from) Level 3	21	—	—	21
Others	(967)	(8,432)	—	(9,399)

Balance at end of year	31,170	401,089	—	432,259

Unrealized gains or losses included in profit or loss on assets held at March 31	(40)	22,254	—	22,214

Total	(40)	22,254	—	22,214

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2023
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	24,770,851	—	—	24,741,916	24,741,916
Interest-bearing liabilities
Long-term debt (Including current portion)	24,333,981	—	18,598,205	5,149,410	23,747,616

	Yen in millions
	March 31, 2024
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	31,694,359	—	—	31,787,879	31,787,879
Interest-bearing liabilities
Long-term debt (Including current portion)	30,611,253	—	23,941,863	6,261,858	30,203,722